LVIP American Century Capital Appreciation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.02%
Aerospace & Defense–2.59%
†Axon Enterprise, Inc.	6,887	$3,622,217
Curtiss-Wright Corp.	8,322	2,640,321
Howmet Aerospace, Inc.	40,353	5,234,995
		11,497,533
Banks–1.44%
†NU Holdings Ltd. Class A	623,346	6,383,063
		6,383,063
Biotechnology–3.54%
†Alnylam Pharmaceuticals, Inc.	21,429	5,786,259
†Amicus Therapeutics, Inc.	288,380	2,353,181
†Argenx SE ADR	2,030	1,201,486
†BioMarin Pharmaceutical, Inc.	30,276	2,140,210
†Natera, Inc.	29,918	4,230,704
		15,711,840
Building Products–1.64%
†AZEK Co., Inc.	21,698	1,060,815
Johnson Controls International PLC	77,766	6,229,835
		7,290,650
Capital Markets–8.63%
ARES Management Corp. Class A	66,408	9,736,077
†Coinbase Global, Inc. Class A	26,259	4,522,588
LPL Financial Holdings, Inc.	36,072	11,800,594
MSCI, Inc.	16,388	9,267,414
TPG, Inc.	63,286	3,001,655
		38,328,328
Chemicals–1.74%
Avient Corp.	68,355	2,540,072
Element Solutions, Inc.	228,468	5,165,661
		7,705,733
Commercial Services & Supplies–1.86%
Republic Services, Inc.	34,086	8,254,266
		8,254,266
Communications Equipment–0.39%
†Arista Networks, Inc.	22,080	1,710,758
		1,710,758
Construction & Engineering–0.76%
EMCOR Group, Inc.	9,106	3,365,851
		3,365,851
Construction Materials–0.73%
Vulcan Materials Co.	13,903	3,243,570
		3,243,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–0.88%
Casey's General Stores, Inc.	5,848	$2,538,266
†Maplebear, Inc.	34,043	1,357,975
		3,896,241
Distributors–1.39%
Pool Corp.	19,390	6,172,807
		6,172,807
Diversified Consumer Services–2.65%
†Bright Horizons Family Solutions, Inc.	48,105	6,111,259
†Duolingo, Inc.	18,266	5,672,324
		11,783,583
Electrical Equipment–2.85%
AMETEK, Inc.	13,005	2,238,681
Hubbell, Inc.	7,468	2,471,236
Regal Rexnord Corp.	32,674	3,719,935
Vertiv Holdings Co. Class A	58,713	4,239,078
		12,668,930
Entertainment–1.05%
†Spotify Technology SA	8,510	4,680,755
		4,680,755
Financial Services–2.15%
†Corpay, Inc.	27,403	9,555,974
		9,555,974
Ground Transportation–1.93%
Norfolk Southern Corp.	16,115	3,816,838
†XPO, Inc.	44,248	4,760,200
		8,577,038
Health Care Equipment & Supplies–4.71%
†Dexcom, Inc.	106,081	7,244,271
GE HealthCare Technologies, Inc.	38,818	3,133,001
†IDEXX Laboratories, Inc.	11,502	4,830,265
†Insulet Corp.	21,803	5,725,686
		20,933,223
Health Care Providers & Services–1.64%
Cencora, Inc.	26,164	7,275,947
		7,275,947
Health Care Technology–1.11%
†Veeva Systems, Inc. Class A	21,196	4,909,629
		4,909,629
Hotels, Restaurants & Leisure–6.05%
†Airbnb, Inc. Class A	25,713	3,071,675
†Chipotle Mexican Grill, Inc.	125,474	6,300,050
†DoorDash, Inc. Class A	23,308	4,260,003
LVIP American Century Capital Appreciation Fund–1

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	47,362	$10,777,223
†Viking Holdings Ltd.	61,368	2,439,378
		26,848,329
Household Durables–0.72%
†TopBuild Corp.	10,544	3,215,393
		3,215,393
Household Products–2.29%
Church & Dwight Co., Inc.	92,229	10,153,491
		10,153,491
Independent Power and Renewable Electricity Producers–1.67%
Vistra Corp.	63,262	7,429,489
		7,429,489
Insurance–1.35%
Ryan Specialty Holdings, Inc.	81,240	6,001,199
		6,001,199
Interactive Media & Services–1.36%
†Pinterest, Inc. Class A	194,479	6,028,849
		6,028,849
IT Services–2.81%
†Cloudflare, Inc. Class A	77,534	8,737,306
†MongoDB, Inc.	21,420	3,757,068
		12,494,374
Life Sciences Tools & Services–4.59%
Agilent Technologies, Inc.	18,609	2,176,881
†Avantor, Inc.	158,792	2,574,018
Bio-Techne Corp.	33,057	1,938,132
†IQVIA Holdings, Inc.	33,669	5,935,845
†Mettler-Toledo International, Inc.	1,696	2,002,823
West Pharmaceutical Services, Inc.	25,688	5,751,030
		20,378,729
Machinery–0.76%
Crane Co.	22,168	3,395,694
		3,395,694
Media–0.88%
†Trade Desk, Inc. Class A	71,509	3,912,972
		3,912,972
Oil, Gas & Consumable Fuels–3.05%
Expand Energy Corp.	24,267	2,701,403
Permian Resources Corp.	176,884	2,449,843
Targa Resources Corp.	41,939	8,407,511
		13,558,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–2.13%
Equifax, Inc.	9,352	$2,277,773
Verisk Analytics, Inc.	24,057	7,159,844
		9,437,617
Semiconductors & Semiconductor Equipment–3.15%
Analog Devices, Inc.	12,110	2,442,224
†Lattice Semiconductor Corp.	37,932	1,989,533
Marvell Technology, Inc.	25,522	1,571,390
Monolithic Power Systems, Inc.	10,091	5,852,578
Teradyne, Inc.	25,895	2,138,927
		13,994,652
Software–19.56%
†AppLovin Corp. Class A	40,910	10,839,923
†Cadence Design Systems, Inc.	14,019	3,565,452
†Datadog, Inc. Class A	79,975	7,934,320
†Docusign, Inc.	68,958	5,613,181
†Fair Isaac Corp.	5,013	9,244,774
†Guidewire Software, Inc.	33,923	6,355,813
†HubSpot, Inc.	14,871	8,495,654
†Manhattan Associates, Inc.	22,726	3,932,507
†Palantir Technologies, Inc. Class A	281,980	23,799,111
†Zscaler, Inc.	35,606	7,064,942
		86,845,677
Specialized REITs–0.88%
SBA Communications Corp.	17,670	3,887,577
		3,887,577
Specialty Retail–1.66%
†Burlington Stores, Inc.	30,846	7,351,527
		7,351,527
Technology Hardware, Storage & Peripherals–0.40%
†Super Micro Computer, Inc.	52,116	1,784,452
		1,784,452
Textiles, Apparel & Luxury Goods–0.43%
†On Holding AG Class A	43,123	1,893,962
		1,893,962
Trading Companies & Distributors–1.60%
†Core & Main, Inc. Class A	74,361	3,592,380
WESCO International, Inc.	22,559	3,503,413
		7,095,793
Total Common Stock (Cost $339,647,974)		439,654,252

LVIP American Century Capital Appreciation Fund–2

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	5,836,834	$5,836,834
Total Money Market Fund (Cost $5,836,834)		5,836,834

TOTAL INVESTMENTS–100.34% (Cost $345,484,808)	$445,491,086
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(1,489,920)
NET ASSETS APPLICABLE TO 28,134,992 SHARES OUTSTANDING–100.00%	$444,001,166

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP American Century Capital Appreciation Fund–3